UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07729

Hansberger International Series

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM I	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of September 30, 2011 (Unaudited)

HIS Emerging Markets Fund

Shares	Description	Value (†)

Common Stocks – 95.2% of Net Assets

	Brazil – 16.5%
49,785	Banco Bradesco S.A., Sponsored Preference ADR	$736,320
46,020	Banco do Brasil S.A.	607,971
23,646	Cia de Bebidas das Americas, ADR	724,750
32,810	Cia Energetica de Minas Gerais, Sponsored Preference ADR	486,900
65,496	Gafisa S.A., ADR	377,912
74,724	Hypermarcas S.A.	351,315
23,669	Natura Cosmeticos S.A.	402,823
65,796	OGX Petroleo e Gas Participacoes S.A., Sponsored ADR(b)	417,147
50,127	Petroleo Brasileiro S.A., ADR	1,125,351
27,893	Telecomunicacoes de Sao Paulo S.A., ADR	737,770
75,350	Vale S.A., Sponsored Preference ADR	1,582,350
		7,550,609
	China – 19.1%
548,000	Belle International Holdings Ltd.	947,526
1,850,580	China Construction Bank Corp., Class H	1,119,297
348,000	China National Building Material Co. Ltd., Class H	293,273
310,000	China Overseas Land & Investment Ltd.	441,984
5,294	China Petroleum & Chemical Corp., ADR	507,165
148,500	China Shenhua Energy Co. Ltd., Class H	581,338
961,200	China State Construction International Holdings Ltd., Class H	505,114
321,000	CNOOC Ltd.	514,546
268,000	Dongfeng Motor Group Co. Ltd., Class H	363,325
2,580,000	GOME Electrical Appliances Holdings Ltd.	599,921
330,644	Guangzhou Automobile Group Co. Ltd., Class H	317,985
1,999,425	Industrial & Commercial Bank of China Ltd., Class H	965,502
84,500	Ping An Insurance (Group) Co. of China Ltd., Class H	470,327
19,600	Tencent Holdings Ltd.	405,555
160,600	Weichai Power Co. Ltd., Class H	731,693
		8,764,551
	Colombia – 0.8%
18,915	Petrominerales Ltd.	371,838

	Hong Kong – 0.6%
362,000	Trinity Ltd.	286,326

	India – 6.9%
54,112	DLF Ltd.	241,941
22,283	Housing Development Finance Corp. Ltd.	290,588
17,299	ICICI Bank Ltd., Sponsored ADR	600,621
15,649	Infosys Ltd., Sponsored ADR	799,195
31,957	Larsen & Toubro Ltd.	880,316
35,905	Sterlite Industries India Ltd., ADR	330,685
		3,143,346
	Indonesia – 3.0%
1,215,500	Adaro Energy Tbk PT	234,023
98,000	PT Astra International Tbk	700,552

Shares	Description	Value (†)

Common Stocks – continued

	Indonesia – continued
648,523	PT Bank Mandiri Tbk	$458,500
		1,393,075
	Korea – 13.4%
2,678	Hyundai Heavy Industries Co. Ltd.	621,747
5,576	Hyundai Motor Co.	974,784
17,610	KB Financial Group, Inc.	581,871
2,595	LG Chem Ltd.	687,841
2,144	Lotte Shopping Co. Ltd.	723,134
2,273	Samsung Electronics Co. Ltd.	1,587,137
6,688	Samsung Life Insurance Co. Ltd.	509,181
1,890	Shinsegae Co. Ltd.	436,590
		6,122,285
	Malaysia – 3.1%
218,900	Bumiputra-Commerce Holdings Bhd	474,405
328,400	Genting Bhd	928,768
		1,403,173
	Mexico – 3.2%
30,731	America Movil SAB de CV, Series L, ADR	678,540
128,519	Grupo Financiero Banorte SAB de CV	379,855
171,480	Grupo Mexico SAB de CV, Series B	405,564
		1,463,959
	Nigeria – 1.1%
130,618	Guaranty Trust Bank PLC, GDR	529,003

	Peru – 1.3%
6,312	Credicorp Ltd.	581,966

	Poland – 0.7%
34,697	Powszechna Kasa Oszczednosci Bank Polski S.A.	341,879

	Russia – 8.7%
12,484	Eurasia Drilling Co. Ltd., GDR	227,833
23,893	Evraz Group S.A., GDR(b)	376,076
86,037	Gazprom, Sponsored ADR	821,653
16,257	LUKOIL, Sponsored ADR	815,939
22,716	Mechel, Sponsored ADR	231,476
29,175	MMC Norilsk Nickel, ADR	633,973
3,392	Pharmstandard OJSC(b)	322,240
255,378	Sberbank	552,495
		3,981,685
	South Africa – 4.8%
9,785	Kumba Iron Ore Ltd.	513,765
49,990	MTN Group Ltd.	816,670
9,636	Naspers Ltd., N Shares	416,133
33,723	Shoprite Holdings Ltd.	472,219
		2,218,787

	Taiwan – 8.4%
947,289	Chinatrust Financial Holding Co. Ltd.	554,496

Shares	Description	Value (†)

Common Stocks – continued

Taiwan – continued
197,140	Formosa Plastics Corp.	$519,691
185,951	Hon Hai Precision Industry Co. Ltd.	414,378
35,450	HTC Corp.	778,371
700,886	Taiwan Semiconductor Manufacturing Co. Ltd.	1,577,527
		3,844,463
	Thailand – 1.2%
112,681	Bangkok Bank PLC	532,869
	Turkey – 1.0%
119,341	Turkiye Garanti Bankasi A/S	461,826
	United Kingdom – 1.4%
37,621	Eurasian Natural Resources Corp. PLC	333,425
24,468	Kazakhmys PLC	298,901
		632,326
	Total Common Stocks (Identified Cost $49,685,138)	43,623,966

Preferred Stocks – 1.1%

	Brazil – 1.1%
57,021	Banco do Estado do Rio Grande do Sul, Class B (Identified Cost $657,437)	485,221

Principal Amount

Short-Term Investments – 4.4%
$2,024,752	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2011 at 0.000% to be repurchased at $2,024,752 on 10/03/2011 collateralized by $1,795,000 Federal National Mortgage Association, 4.375% due 10/15/2015 valued at $2,068,738 including accrued interest(c) (Identified Cost $2,024,752)	2,024,752

	Total Investments – 100.7% (Identified Cost $52,367,327)(a)	46,133,939
	Other assets less liabilities – (0.7)%	(315,664)

	Net Assets – 100.0%	$45,818,275

(†)

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At September 30, 2011, approximately 60% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At September 30, 2011, the net unrealized depreciation on investments based on a cost of $52,367,327 for federal income tax purposes was as follows:

	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,300,496
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(9,533,884)
	Net unrealized depreciation	$(6,233,388)

At December 31, 2010, the Fund had a capital loss carryforward of $6,221,862 which expires on December 31, 2017. At December 31, 2010, post-October currency loss deferrals were $1,761. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect previously limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

(b)	Non-income producing security.

(c)

It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$7,550,609	$—	$—	$7,550,609
China	507,165	8,257,386	—	8,764,551
Colombia	371,838	—	—	371,838
Hong Kong	—	286,326	—	286,326
India	1,730,501	1,412,845	—	3,143,346
Indonesia	—	1,393,075	—	1,393,075
Korea	—	6,122,285	—	6,122,285
Malaysia	—	1,403,173	—	1,403,173
Mexico	1,463,959	—	—	1,463,959
Nigeria	529,003	—	—	529,003
Peru	581,966	—	—	581,966
Poland	—	341,879	—	341,879
Russia	3,429,190	552,495	—	3,981,685
South Africa	—	2,218,787	—	2,218,787
Taiwan	—	3,844,463	—	3,844,463
Thailand	—	532,869	—	532,869
Turkey	—	461,826	—	461,826
United Kingdom	—	632,326	—	632,326
Total Common Stocks	16,164,231	27,459,735	—	43,623,966
Preferred Stocks*	485,221	—	—	485,221
Short-Term Investments	—	2,024,752	—	2,024,752
Total	$16,649,452	$29,484,487	$—	$46,133,939

*  Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Common stocks valued at $410,649 were transferred from Level 1 to Level 2 during the period ended September 30, 2011. At December 31, 2010, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies; at September 30, 2011, this security was fair valued due to events occurring after the close of the foreign market but before the close of regular trading on the New York Stock Exchange, using a modeling tool approved by the Board of Trustees.

Transfers are recognized as of the beginning of the reporting period.

Industry Summary at September 30, 2011 (Unaudited)

Commercial Banks	21.7%
Oil, Gas & Consumable Fuels	11.8
Metals & Mining	10.2
Semiconductors & Semiconductor Equipment	7.0
Automobiles	5.1
Specialty Retail	3.4
Wireless Telecommunication Services	3.3
Construction & Engineering	3.0
Machinery	3.0
Chemicals	2.6
Insurance	2.1
Hotels, Restaurants & Leisure	2.0
Other Investments, less than 2% each	21.1
Short-Term Investments	4.4

Total Investments	100.7
Other assets less liabilities	(0.7)

Net Assets	100.0%

Currency Exposure at September 30, 2011 (Unaudited)

United States Dollar	35.4%
Hong Kong Dollar	18.6
South Korean Won	13.4
New Taiwan Dollar	8.4
South African Rand	4.8
Brazilian Real	4.1
Indian Rupee	3.1
Malaysian Ringgit	3.1
Indonesian Rupiah	3.0
Other, less than 2% each	6.8

Total Investments	100.7
Other assets less liabilities	(0.7)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2011 (Unaudited)

HIS International Growth Fund

Shares	Description	Value (†)

Common Stocks – 98.0% of Net Assets

	Australia – 5.4%
291,613	BHP Billiton Ltd.	$9,655,432
308,720	Woodside Petroleum Ltd.	9,565,278
398,702	WorleyParsons Ltd.	9,948,245

		29,168,955

	Austria – 1.1%
243,466	Erste Group Bank AG	6,209,347

	Belgium – 1.5%
149,323	Anheuser-Busch InBev NV	7,925,934

	Brazil – 3.5%
530,691	Cia Energetica de Minas Gerais, Sponsored Preference ADR	7,875,454
1,024,100	Hypermarcas S.A.	4,814,809
416,581	Itau Unibanco Holding S.A., Preference ADR	6,465,337

		19,155,600

	Canada – 5.7%
166,347	Bank of Nova Scotia	8,368,942
411,363	Cameco Corp.	7,536,170
681,565	Manulife Financial Corp.	7,765,899
289,339	Suncor Energy, Inc.	7,360,784

		31,031,795

	Chile – 1.1%
124,015	Sociedad Quimica y Minera de Chile S.A., Sponsored ADR	5,929,157

	China – 10.7%
8,624,000	Agile Property Holdings Ltd.	5,551,045
9,421,000	China Longyuan Power Group Corp., Class H	7,764,698
3,755,050	China Merchants Bank Co. Ltd., Class H	5,680,249
4,728,000	China Resources Land Ltd.	5,078,749
3,846,000	China Unicom Hong Kong Ltd.	7,828,984
12,081,000	Industrial & Commercial Bank of China Ltd., Class H	5,833,793
247,693	New Oriental Education & Technology Group, Inc., Sponsored ADR(b)	5,689,508
1,142,500	Ping An Insurance (Group) Co. of China Ltd., Class H	6,359,161
406,700	Tencent Holdings Ltd.	8,415,260

		58,201,447

	Denmark – 1.2%
67,599	Novo Nordisk A/S, Class B	6,741,929

	France – 2.2%
458,244	AXA S.A.	5,961,696
98,905	Danone S.A.	6,080,012

		12,041,708

	Germany – 7.7%
172,320	Adidas AG	10,486,695
364,260	Aixtron SE AG	5,284,344

Shares	Description	Value (†)

Common Stocks – continued

Germany – continued
119,774	Bayer AG, (Registered)	$6,609,588
105,780	Bayerische Motoren Werke AG	6,987,954
131,562	Deutsche Boerse AG(b)	6,653,821
66,175	Wacker Chemie AG	5,875,007

		41,897,409

	Hong Kong – 1.5%
4,656,150	Li & Fung Ltd.	7,804,427

	India – 1.4%
266,096	HDFC Bank Ltd., ADR	7,756,698

	Israel – 1.2%
176,169	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	6,557,010

	Italy – 1.4%
217,539	Saipem SpA	7,635,045

	Japan – 15.6%
296,800	Canon, Inc.	13,476,510
63,200	FANUC Corp.	8,705,538
356,100	Komatsu Ltd.	7,677,535
643,000	NGK Insulators Ltd.	9,675,502
12,305	Rakuten, Inc.	14,335,886
63,200	SMC Corp.	9,237,450
156,200	Terumo Corp.	8,129,317
389,000	Toyota Motor Corp.	13,334,594

		84,572,332

	Korea – 2.2%
33,410	Samsung Electronics Co. Ltd., GDR, 144A	11,857,209

	Mexico – 1.1%
252,580	Wal-Mart de Mexico SAB de CV, Series V, Sponsored ADR	5,821,969

	Norway – 2.1%
737,917	Telenor ASA	11,381,053

	Russia – 1.2%
658,145	Gazprom, Sponsored ADR	6,285,285

	Spain – 1.2%
335,962	Grifols S.A.(b)	6,265,159

	Sweden – 1.6%
86,260	Millicom International Cellular S.A.	8,595,951

	Switzerland – 7.3%
401,150	ABB Ltd., (Registered)(b)	6,862,021
164,624	Adecco S.A., (Registered)(b)	6,488,577
148,968	Cie Financiere Richemont S.A., Series A	6,635,828
123,014	Holcim Ltd., (Registered)(b)	6,528,082
119,290	Nestle S.A., (Registered)	6,567,234

Shares	Description	Value (†)

Common Stocks – continued

Switzerland – continued
40,885	Roche Holding AG	$6,603,419

		39,685,161

	Taiwan – 1.2%
2,886,500	Hon Hai Precision Industry Co. Ltd.	6,432,346

	United Kingdom – 18.9%
269,706	Anglo American PLC	9,280,862
824,789	ARM Holdings PLC	7,053,294
422,570	Autonomy Corp. PLC(b)	16,718,939
481,260	BG Group PLC	9,210,651
699,562	British Sky Broadcasting Group PLC	7,204,892
188,662	HSBC Holdings PLC, Sponsored ADR	7,176,703
937,090	Prudential PLC	8,047,766
1,005,517	Rolls-Royce Holdings PLC(b)	9,243,463
281,644	Schroders PLC	5,582,909
303,915	Standard Chartered PLC	6,063,401
1,564,712	Tesco PLC	9,165,418
474,522	Vedanta Resources PLC	8,066,152

		102,814,450

	Total Common Stocks (Identified Cost $588,534,331)	531,767,376

Exchange Traded Funds – 1.0%

	United States – 1.0%
85,048	iShares MSCI EAFE Index Fund	4,061,042
32,196	Vanguard MSCI Emerging Markets	1,155,514

	Total Exchange Traded Funds (Identified Cost $5,279,409)	5,216,556

Principal Amount

Short-Term Investments – 1.6%
$8,925,905	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2011 at 0.000% to be repurchased at $8,925,905 on 10/03/2011 collateralized by $8,840,000 U.S. Treasury Note, 1.375% due 11/30/2015 valued at $9,105,200 including accrued interest(c) (Identified Cost $8,925,905)	8,925,905

	Total Investments – 100.6% (Identified Cost $602,739,645)(a)	545,909,837
	Other assets less liabilities – (0.6)%	(3,339,278)

	Net Assets – 100.0%	$542,570,559

(†)

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At September 30, 2011, approximately 77% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At September 30, 2011, the net unrealized depreciation on investments based on a cost of $602,745,306 for federal income tax purposes was as follows:

	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$38,451,160
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(95,286,629)

	Net unrealized depreciation	$(56,835,469)

At December 31, 2010, the Fund had a capital loss carryforward of $237,224,859 of which $26,967,110 expires on December 31, 2016 and $210,257,749 expires on December 31, 2017. At December 31, 2010, post-October capital loss deferrals were $1,025,968 and post-October currency loss deferrals were $51,257. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect previously limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of Rule 144A holdings amounted to $2,348,373 or 0.4% of net assets.

ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011, at value:

Asset Valuation Inputs

	$545,909,837	$545,909,837	$545,909,837	$545,909,837
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$29,168,955	$—	$29,168,955
Austria	—	6,209,347	—	6,209,347
Belgium	—	7,925,934	—	7,925,934
Brazil	19,155,600	—	—	19,155,600
Canada	31,031,795	—	—	31,031,795
Chile	5,929,157	—	—	5,929,157
China	5,689,508	52,511,939	—	58,201,447
Denmark	—	6,741,929	—	6,741,929
France	—	12,041,708	—	12,041,708
Germany	6,653,821	35,243,588	—	41,897,409
Hong Kong	—	7,804,427	—	7,804,427
India	7,756,698	—	—	7,756,698
Israel	6,557,010	—	—	6,557,010
Italy	—	7,635,045	—	7,635,045
Japan	—	84,572,332	—	84,572,332
Korea	11,857,209	—	—	11,857,209
Mexico	5,821,969	—	—	5,821,969
Norway	—	11,381,053	—	11,381,053
Russia	6,285,285	—	—	6,285,285
Spain	—	6,265,159	—	6,265,159
Sweden	—	8,595,951	—	8,595,951
Switzerland	—	39,685,161	—	39,685,161
Taiwan	—	6,432,346	—	6,432,346
United Kingdom	7,176,703	95,637,747	—	102,814,450

Total Common Stocks	113,914,755	417,852,621	—	531,767,376

Exchange Traded Funds	5,216,556	—	—	5,216,556
Short-Term Investments	—	8,925,905	—	8,925,905

Total	$119,131,311	$426,778,526	$—	$545,909,837

* Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2011 (Unaudited)

Commercial Banks	9.9%
Oil, Gas & Consumable Fuels	7.4
Machinery	6.5
Insurance	5.2
Metals & Mining	5.0
Pharmaceuticals	4.9
Semiconductors & Semiconductor Equipment	4.5
Automobiles	3.7
Diversified Telecommunication Services	3.5
Energy Equipment & Services	3.2
Textiles, Apparel & Luxury Goods	3.2
Software	3.1
Food & Staples Retailing	2.8
Internet & Catalog Retail	2.6
Office Electronics	2.4
Food Products	2.3
Chemicals	2.2
Other Investments, less than 2% each	26.6
Short-Term Investments	1.6

Total Investments	100.6
Other assets less liabilities	(0.6)

Net Assets	100.0%

Currency Exposure at September 30, 2011 (Unaudited)

United States Dollar	18.5%
British Pound	17.6
Japanese Yen	15.6
Euro	15.1
Hong Kong Dollar	11.1
Swiss Franc	7.3
Australian Dollar	5.4
Canadian Dollar	3.0
Norwegian Krone	2.1
Other, less than 2% each	4.9

Total Investments	100.6
Other assets less liabilities	(0.6)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2011 (Unaudited)

HIS International Value Fund

Shares	Description	Value (†)

Common Stocks – 94.7% of Net Assets

	Australia – 2.8%
18,366	Commonwealth Bank of Australia	$798,730
49,671	Westpac Banking Corp.	961,892
		1,760,622
	Brazil – 4.4%
19,017	Banco Bradesco S.A., Sponsored Preference ADR	281,261
48,849	Cia Energetica de Minas Gerais, Sponsored Preference ADR	724,919
85,150	Gafisa S.A., ADR	491,316
25,491	Petroleo Brasileiro S.A., Sponsored Preference ADR	528,174
33,486	Vale S.A., Sponsored Preference ADR	703,206
		2,728,876
	Canada – 5.7%
24,093	Bank of Nova Scotia	1,212,122
16,501	Canadian National Railway Co.	1,098,636
23,020	Suncor Energy, Inc.	585,629
23,319	Teck Resources Ltd., Class B	680,682
		3,577,069
	China – 10.5%
1,326,710	China Construction Bank Corp., Class H	802,442
434,000	China Overseas Land & Investment Ltd.	618,777
223,000	China Shenhua Energy Co. Ltd., Class H	872,986
2,386,320	China State Construction International Holdings Ltd., Class H	1,254,018
2,084,000	GOME Electrical Appliances Holdings Ltd.	484,587
703,030	Guangzhou Automobile Group Co. Ltd., Class H	676,114
108,500	Ping An Insurance (Group) Co. of China Ltd., Class H	603,912
278,600	Weichai Power Co. Ltd., Class H	1,269,300
		6,582,136
	France – 6.2%
35,230	ArcelorMittal	562,863
21,053	BNP Paribas	829,964
23,654	Faurecia	503,841
20,692	GDF Suez	614,794
9,912	Sanofi	651,979
16,875	Total S.A.	744,515
		3,907,956
	Germany – 5.2%
13,213	Adidas AG	804,089
12,777	Bayer AG, (Registered)	705,084
17,483	SAP AG	889,574
9,603	Siemens AG, (Registered)	863,986
		3,262,733
	Hong Kong – 1.0%
76,500	Wing Hang Bank Ltd.	620,853

Shares	Description	Value (†)

Common Stocks – continued

	India – 2.1%
17,304	ICICI Bank Ltd., Sponsored ADR	$600,795
13,929	Infosys Ltd., Sponsored ADR	711,354
		1,312,149
	Italy – 1.1%
40,553	ENI SpA	713,438

	Japan – 16.7%
61,000	Asahi Glass Co. Ltd.	595,557
26,300	Astellas Pharma, Inc.	992,744
145,000	Bank of Yokohama (The) Ltd.	727,132
25,900	Canon, Inc.	1,176,016
8,100	FANUC Corp.	1,115,742
68,600	Mitsui & Co. Ltd.	993,689
5,100	Nintendo Co. Ltd.	749,381
22,200	Shin-Etsu Chemical Co. Ltd.	1,088,990
55,500	Sumitomo Corp.	686,733
253,000	Sumitomo Mitsui Trust Holdings, Inc.	837,403
40,200	THK Co. Ltd.	668,959
12,500	Yamada Denki Co. Ltd.	869,365
		10,501,711
	Korea – 2.1%
16,265	KB Financial Group, Inc.	537,429
1,146	Samsung Electronics Co. Ltd.	800,202
		1,337,631
	Norway – 1.3%
42,193	Subsea 7 S.A.(b)	801,495

	Russia – 5.4%
30,445	Evraz Group S.A., GDR(b)	479,204
60,238	Gazprom, Sponsored ADR	575,273
19,371	LUKOIL, Sponsored ADR	972,231
32,729	MMC Norilsk Nickel, ADR	711,201
291,393	Sberbank	630,411
		3,368,320
	Singapore – 1.3%
90,600	DBS Group Holdings Ltd.	812,415

	South Africa – 1.9%
72,932	MTN Group Ltd.	1,191,467

	Spain – 0.9%
66,557	Banco Santander S.A.	544,163

	Sweden – 1.0%
55,964	Sandvik AB	644,886

	Switzerland – 7.5%
50,246	ABB Ltd., (Registered)(b)	859,502
23,271	Credit Suisse Group AG, (Registered)(b)	608,798
26,977	Nestle S.A., (Registered)	1,485,156

Shares	Description	Value (†)

Common Stocks – continued

	Switzerland – continued
13,146	Novartis AG, (Registered)	$734,357
6,068	Roche Holding AG	980,055
		4,667,868
	Taiwan – 1.7%
14,000	HTC Corp.	307,397
346,893	Taiwan Semiconductor Manufacturing Co. Ltd.	780,773
		1,088,170
	United Kingdom – 15.9%
310,004	Barclays PLC	760,240
34,456	BHP Billiton PLC	920,455
67,084	Eurasian Natural Resources Corp. PLC	594,548
50,375	GlaxoSmithKline PLC	1,039,492
76,197	HSBC Holdings PLC	580,845
97,618	ICAP PLC	622,228
1,232,578	Lloyds Banking Group PLC(b)	661,714
30,969	Standard Chartered PLC	617,862
140,097	Tesco PLC	820,629
50,910	Unilever PLC	1,594,711
429,597	Vodafone Group PLC	1,107,191
70,594	WPP PLC	653,877
		9,973,792
	Total Common Stocks (Identified Cost $63,591,808)	59,397,750

Preferred Stocks – 1.1%

	Germany – 1.1%
13,361	Henkel AG & Co. KGaA (Identified Cost $448,702)	710,433

Exchange Traded Funds – 1.0%

	United States – 1.0%
9,401	iShares MSCI EAFE Index Fund	448,898
4,895	Vanguard MSCI Emerging Markets	175,681
	Total Exchange Traded Funds (Identified Cost $765,750)	624,579

Principal Amount

Short-Term Investments – 2.1%
$1,329,328	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2011 at 0.000% to be repurchased at $1,329,328 on 10/03/2011 collateralized by $1,320,000 U.S. Treasury Note, 1.375% due 11/30/2015 valued at $1,359,600 including accrued interest(c) (Identified Cost $1,329,328)	1,329,328

	Total Investments – 98.9% (Identified Cost $66,135,588)(a)	$62,062,090
	Other assets less liabilities –1.1%	678,194
	Net Assets – 100.0%	$62,740,284

(†)

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At September 30, 2011, approximately 80% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At September 30, 2011, the net unrealized depreciation on investments based on a cost of $66,135,588 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$5,553,182
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(9,626,680)
	Net unrealized depreciation	$(4,073,498)

At December 31, 2010, the Fund had a capital loss carryforward of $26,650,299 which expires on December 31, 2017. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect previously limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$1,760,622	$—	$1,760,622
Brazil	2,728,876	—	—	2,728,876
Canada	3,577,069	—	—	3,577,069
China	—	6,582,136	—	6,582,136
France	—	3,907,956	—	3,907,956
Germany	—	3,262,733	—	3,262,733
Hong Kong	—	620,853	—	620,853
India	1,312,149	—	—	1,312,149
Italy	—	713,438	—	713,438
Japan	—	10,501,711	—	10,501,711
Korea	—	1,337,631	—	1,337,631
Norway	—	801,495	—	801,495
Russia	2,737,909	630,411	—	3,368,320
Singapore	—	812,415	—	812,415
South Africa	—	1,191,467	—	1,191,467
Spain	—	544,163	—	544,163
Sweden	—	644,886	—	644,886
Switzerland	—	4,667,868	—	4,667,868
Taiwan	—	1,088,170	—	1,088,170
United Kingdom	—	9,973,792	—	9,973,792
Total Common Stocks	10,356,003	49,041,747	—	59,397,750
Preferred Stocks*	—	710,433	—	710,433
Exchange Traded Funds*	624,579	—	—	624,579
Short-Term Investments	—	1,329,328	—	1,329,328
Total	$10,980,582	$51,081,508	$—	$62,062,090

*  Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Common stocks valued at $1,297,144 were transferred from Level 1 to Level 2 during the period ended September 30, 2011. At December 31, 2010, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies; at September 30, 2011, this security was fair valued due to events occurring after the close of the foreign market but before the close of regular trading on the New York Stock Exchange, using a modeling tool approved by the Board of Trustees.

Transfers are recognized as of the beginning of the reporting period.

Industry Summary at September 30, 2011 (Unaudited)

Commercial Banks	20.4%
Pharmaceuticals	8.1
Oil, Gas & Consumable Fuels	7.9
Metals & Mining	7.4
Machinery	5.9
Food Products	4.9
Wireless Telecommunication Services	3.7
Trading Companies & Distributors	2.7
Software	2.6
Semiconductors & Semiconductor Equipment	2.5
Specialty Retail	2.2
Construction & Engineering	2.0
Capital Markets	2.0
Other Investments, less than 2% each	24.5
Short-Term Investments	2.1

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

Currency Exposure at September 30, 2011 (Unaudited)

United States Dollar	18.8%
Japanese Yen	16.7
British Pound	15.0
Euro	14.5
Hong Kong Dollar	12.4
Swiss Franc	7.5
Australian Dollar	2.8
South Korean Won	2.1
Other, less than 2% each	9.1

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.
(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hansberger International Series

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 22, 2011

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	November 22, 2011